Discontinued Operations (Tables)	12 Months Ended
Jun. 30, 2012
Operating Results Of Discontinued Operations

Results of Discontinued Operations The amounts in the tables below reflect the operating results of the businesses reported as discontinued operations up through the date of disposition. The amounts of any gains or losses related to the disposal of these discontinued operations are excluded.

(in millions)	Net Sales	Pretax Income (Loss)	Income (Loss)
2012
North American Fresh Bakery	$ 724	$ 29	$ 163
North American Refrigerated Dough	74	13	9
North American Foodservice Beverage	330	(15)	(9)
International Coffee and Tea	3,728	224	662
European Bakery	262	(384)	(358)
International Household and Body Care	111	(5)	(2)
Total	$5,229	$(138)	$ 465
2011 - As restated
North American Fresh Bakery	$2,037	$ 58	$ 159
North American Refrigerated Dough	307	42	27
North American Foodservice Beverage	538	5	3
International Coffee and Tea	3,537	399	276
European Bakery	591	(9)	(16)
International Household and Body Care	1,078	72	36
Total - As restated	$8,088	$ 567	$ 485
2010 - As restated
North American Fresh Bakery	$2,128	$ 46	$ 35
North American Refrigerated Dough	326	56	37
North American Foodservice Beverage	512	17	13
International Coffee and Tea	3,218	645	463
European Bakery	650	(22)	(21)
International Household and Body Care	2,126	254	(199)
Total - As restated	$8,960	$ 996	$ 328

Gain (Loss) On Sale Of Discontinued Operations

Gain (Loss) on the Sale of Discontinued Operations The gain (loss) on the sale of discontinued operations recognized in 2012, 2011 and 2010 are summarized in the following tables.

(in millions)	Pretax Gain(Loss) on Sale	Tax (Expense) / Benefit	After Tax Gain(Loss)
2012
North American Fresh Bakery	$ 94	$ (33)	$ 61
North American Foodservice Beverage	222	(76)	146
North American Refrigerated Dough	198	(156)	42
European Bakery	11	(45)	(34)
Non-European Insecticides	249	(59)	190
Air Care Products	(10)	(1)	(11)
Other Household and Body Care	8	3	11
Total	$ 772	$(367)	$405
2011 - As restated
Global Body Care and European Detergents	$ 867	$(379)	$488
Air Care Products	273	(179)	94
Australia/New Zealand Bleach	48	(17)	31
Shoe Care Products	115	2	117
Other Household and Body Care Businesses	1	–	1
Total - As restated	$1,304	$(573)	$731
2010
Godrej Sara Lee joint venture	$ 150	$ (72)	$ 78
Other	8	(2)	6
Total	$ 158	$ (74)	$ 84

Cash Flow Impacts Of Discontinued Operations

Discontinued Operations Cash Flows The company’s discontinued operations impacted the cash flows of the company as follows:

(in millions)	2012	2011	2010
Discontinued operations impact on:
Cash from operating activities	$112	$302	$936
Cash from (used in) investing activities	(364)	2,296	117
Cash used in financing activities	(1,524)	(1,802)	(856)
Effect of changes in foreign exchange rates on cash	(216)	285	(104)
Net cash impact of discontinued operations	$(1,992)	$1,081	$93
Cash balance of discontinued operations:
At start of period	$1,992	$911	$818
At end of period	–	1,992	911
Increase (decrease) in cash of discontinued operations	$(1,992)	$1,081	$93

Summary Of Net Assets Held For Sale

The following is a summary of the net assets held for sale or disposition as of June 30, 2012 and July 2, 2011, which primarily consists of the net assets of the North American fresh bakery, refrigerated dough and foodservice beverage businesses and the international coffee and tea and household and body care businesses at July 2, 2011.

(In millions)	June 30, 2012	July 2, 2011 (As restated)
Cash and cash equivalents	$–	$1,992
Trade accounts receivable	–	698
Inventories	–	806
Other current assets	–	162
Total current assets held for sale	–	3,658
Property	5	1,346
Trademarks and other intangibles	–	427
Goodwill	–	1,075
Deferred taxes	–	159
Other noncurrent assets	–	478
Assets held for sale	$5	$7,143
Accounts payable	$–	$673
Accrued expenses and other current liabilities	–	1,231
Current maturities of long-term debt	–	488
Total current liabilities held for sale	–	2,392
Long-term debt	–	105
Other liabilities	–	1,025
Liabilities held for sale	$–	$3,522
Noncontrolling interest	$–	$29